Form N-1A Cover	Oct. 27, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FEDERATED HERMES ADJUSTABLE RATE SECURITIES TRUST
Entity Central Index Key	0000771524
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 27, 2026
Prospectus Date	Oct. 31, 2026